Net financial income/(expense) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income expense [Abstract]
Financial income from infrastructure project financing	€ 43	€ 34	€ 8
Financial expense from infrastructure project financing	(382)	(362)	(251)
Financial result on financing of infrastructure projects	(339)	(328)	(243)
Net financial income expense from derivatives and other fair value adjustments infrastructure project companies	9	13	(105)
Other net financial income expense infrastructure project companies	(81)	(57)	(17)
Result on derivatives and other financial results infrastructure projects	(72)	(44)	(122)
Financial result of infrastructure projects	(411)	(372)	(365)
Financial income other companies	169	216	104
Financial expense other companies	(95)	(105)	(103)
Financial result on financing excluding infrastructure projects	74	111	1
Financial assets at value of changes in results	574	11	47
Other net financial income expense other companies	37	20	0
Result on derivatives and other financial results excluding infrastructure projects	611	31	47
Financial result excluding infrastructure projects	685	142	48
Finance income (cost)	€ 274	€ (230)	€ (317)
Change in percentage of financial income from infrastructure project financing	26.00%	325.00%
Change in percentage of financial expense from infrastructure project financing	6.00%	44.00%
Change in percentage of financial result on financing of infrastructure projects	3.00%	35.00%
Change in percentage of net financial income expense from derivatives and other fair value adjustments infrastructure project companies	(31.00%)	(112.00%)
Change in percentage of other net financial income expense infrastructure project companies	42.00%	235.00%
Change in percentage of result on derivatives and other financial results infrastructure projects	64.00%	(64.00%)
Change in percentage of financial result of infrastructure projects	10.00%	2.00%
Change in percentage of financial income other companies	(22.00%)	108.00%
Change in percentage of financial expense other companies	(10.00%)	2.00%
Change in percentage of financial result on financing excluding infrastructure projects	(33.00%)	11000.00%
Change in percentage of net financial income expense from derivatives and other fair value adjustments other companies	5118.00%	(77.00%)
Change in percentage of other net financial income expense other companies	85.00%	0.00%
Change in percentage of result on derivatives and other financial results excluding infrastructure projects	1871.00%	(34.00%)
Change in percentage of financial result excluding infrastructure projects	382.00%	196.00%
Change in percentage of finance income cost	(219.00%)	(27.00%)